LEASES	6 Months Ended
Mar. 31, 2025
Leases
LEASES
11.	LEASES

Operating leases of the Group mainly include leases of office space. The components of lease expenses were as follows:

	For the Six Months ended March 31, 2024	For the Six Months ended March 31, 2025
	RMB	RMB
Lease cost
Operating lease cost	192,928	163,524
Short term lease cost	-
Total lease cost	192,928	163,524

Operating lease cost was recognized as rental expenses in consolidated statements of operations on a straight-line basis over the lease term. For the six months ended March 31, 2024, and 2025, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

Supplemental cash flows information related to leases was as follows:

	For the Six Months ended March 31, 2024	For the Six Months ended March 31, 2025
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	(90,695)	(95,003)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	-	-

Supplemental balance sheet information related to leases was as follows:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Operating leases
Operating lease right-of-use assets, net	127,163	32,161
Total operating lease assets	127,163	32,161
Operating lease liabilities, current	95,003	-
Operating lease liabilities, non-current	-	-
Total operating lease liabilities	95,003	-

	As of March 31,2024	As of March 31, 2025
Weighted average remaining lease term- operating lease	1.25 years	0.25 years
Weighted average discount rate- operating lease	4.75%	4.75%

The following is a maturity analysis of lease liabilities

As of March 31, 2025 the Group did not have any lease contracts whose leases had not yet commenced.